OMB APPROVAL
                                            OMB Number:   3235-0456
                                            Expires:	August 31, 2000
                                            Estimated average burden
                                            hours per response................1


                             UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.  Please print or type.


1.	Name and address of issuer:

				First Pacific Mutual Fund, Inc.
				2756 Woodlawn Drive, Suite #6-201
				Honolulu, HI  96822


2.	The name of each series or class of securities for which this Form is
filed.  (If 	the Form is being filed for all series and classes of
securities of the issuer, check 	the box but do not list series or
classes):
									X


3.	Investment Company Act File Number:	811-05631

	Securities Act File Number:		33-23452


4(a).	Last day of fiscal year for which this notice is filed:

				September 30, 2002


4(b).		Check box if this Form is being filed late (i.e., more than 90
calendar 	days after the end of the issuer's fiscal year).  (See Instruction
A.2)

Note:	If the Form is being filed late, interest must be paid on the registration fee due.


4(c).		Check box if this is the last time the issuer will be filing this
Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24(f):	      $23,739,359

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:		$13,279,822

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 11, 1995 that
		were not previously used to reduce registration
		fees payable to the Commission:			$0

	(iv)	Total available redemption credits
		[add items 5(ii) and 5(iii)]:					$13,279,822

	(v)	Net sales - if item 5(i) is greater than
		Item 5(iv) [subtract item 5(iv) from item 5(i)]:	$10,459,537

	(vi)	Redemption credits available for use in
		future years - if item 5(i) is less than item
		5(iv) [subtract item 5(iv) from item 5(i)]:			$0

	(vii)	Multiplier for determining registration
		fee (See Instructions C.9):					.000092

	(viii)	Registration fee due [multiply item 5(v)
		by item 5(vii)] (enter "0" if no fee is due):		$962.28


6.	Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________.

7.	Interest due - if this Form is being filed more than 90 days after
	the end of the issuer's fiscal year (see Instruction D):
											+$-0-
8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:
											=$962.28

9.	Date the registration fee and any interest payment was sent to the
	Commission's lockbox depository:

		Method of Delivery:

				 X	Wire Transfer

					Mail or other means






SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*_________/s/Terrence K.H. Lee_______________________

                                  Terrence K. H. Lee/President and CEO

Date____December 11, 2002_________________________________


	*Please print the name and title of the signing officer below the signature.